Schedule of Investments (unaudited)	iShares® MSCI China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
AECC Aviation Power Co. Ltd., Class A	352,876	$3,000,048
AVIC Electromechanical Systems Co. Ltd., Class A	484,000	811,790
AVIC Shenyang Aircraft Co. Ltd., Class A	166,499	2,037,290
AVIC Xi'an Aircraft Industry Group Co. Ltd., Class A	441,041	1,935,785
AviChina Industry & Technology Co. Ltd., Class H	5,733,000	3,980,163
China Avionics Systems Co. Ltd., Class A	340,467	856,677
		12,621,753
Air Freight & Logistics — 0.5%
SF Holding Co. Ltd., Class A	617,483	6,761,913
Yunda Holding Co. Ltd., Class A	440,857	998,557
ZTO Express Cayman Inc., ADR	986,517	31,657,331
		39,417,801
Airlines — 0.2%
Air China Ltd., Class A	882,089	1,167,617
Air China Ltd., Class H(a)	4,410,000	3,542,007
China Eastern Airlines Corp. Ltd., Class A	1,764,096	1,503,987
China Southern Airlines Co. Ltd., Class A(a)	1,719,988	1,723,791
China Southern Airlines Co. Ltd., Class H(a)	3,528,000	2,391,058
Spring Airlines Co. Ltd., Class A	132,385	1,359,488
		11,687,948
Auto Components — 0.4%
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd., Class A	34,195	1,035,883
Fuyao Glass Industry Group Co. Ltd., Class A	264,698	2,181,274
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,411,200	9,369,748
Huayu Automotive Systems Co. Ltd., Class A	485,172	1,869,681
Kuang-Chi Technologies Co. Ltd., Class A(a)	352,000	1,036,139
Minth Group Ltd.	1,764,000	7,517,304
Shandong Linglong Tyre Co. Ltd., Class A	220,528	1,668,144
Weifu High-Technology Group Co. Ltd., Class A	352,841	1,335,533
		26,013,706
Automobiles — 4.0%
Brilliance China Automotive Holdings Ltd.(c)	6,400,000	6,019,920
BYD Co. Ltd., Class A	233,059	6,553,247
BYD Co. Ltd., Class H	1,764,000	41,067,676
Chongqing Changan Automobile Co. Ltd., Class A(a)	617,456	2,306,691
Dongfeng Motor Group Co. Ltd., Class H	5,950,000	5,569,838
Geely Automobile Holdings Ltd.	13,230,000	33,637,336
Great Wall Motor Co. Ltd., Class A	308,900	1,799,121
Great Wall Motor Co. Ltd., Class H	7,276,500	20,328,434
Guangzhou Automobile Group Co. Ltd., Class H	7,056,400	6,002,810
Li Auto Inc., ADR(a)(d)	1,059,723	24,691,546
NIO Inc., ADR(a)(d)	2,900,898	112,032,681
SAIC Motor Corp. Ltd., Class A	1,146,676	3,656,699
XPeng Inc., ADR(a)	728,091	23,393,564
Yadea Group Holdings Ltd.(b)	2,362,000	5,262,993
		292,322,556
Banks — 8.1%
Agricultural Bank of China Ltd., Class A	10,451,700	5,359,635
Agricultural Bank of China Ltd., Class H	57,771,000	23,441,103
Bank of Beijing Co. Ltd., Class A	3,528,099	2,724,133
Bank of Chengdu Co. Ltd., Class A	617,493	1,309,558
Bank of China Ltd., Class A	4,498,200	2,355,817
Bank of China Ltd., Class H	177,723,000	66,655,457
Bank of Communications Co. Ltd., Class A	5,380,222	4,146,419
Bank of Communications Co. Ltd., Class H	18,963,200	12,781,645
Bank of Hangzhou Co. Ltd., Class A	926,160	2,406,036
Security	Shares	Value

Banks (continued)
Bank of Jiangsu Co. Ltd., Class A	2,381,455	$2,861,041
Bank of Nanjing Co. Ltd., Class A	1,587,600	2,619,716
Bank of Ningbo Co. Ltd., Class A	837,984	5,574,580
Bank of Shanghai Co. Ltd., Class A	2,205,097	2,951,152
China Bohai Bank Co. Ltd., Class H(b)	6,615,000	2,821,277
China CITIC Bank Corp. Ltd., Class H	19,845,800	10,847,702
China Construction Bank Corp., Class A	1,058,409	1,153,377
China Construction Bank Corp., Class H	215,649,000	177,123,717
China Everbright Bank Co. Ltd., Class A	5,909,400	3,560,323
China Everbright Bank Co. Ltd., Class H	7,056,000	2,992,264
China Merchants Bank Co. Ltd., Class A	2,866,568	26,251,675
China Merchants Bank Co. Ltd., Class H	8,599,650	79,619,656
China Minsheng Banking Corp. Ltd., Class A	4,762,870	3,535,947
China Minsheng Banking Corp. Ltd., Class H	13,230,160	7,090,407
China Zheshang Bank Co. Ltd., Class A	2,552,000	1,613,119
Chongqing Rural Commercial Bank Co. Ltd., Class H	7,056,000	3,188,749
Huaxia Bank Co. Ltd., Class A.	2,205,091	2,229,648
Industrial & Commercial Bank of China Ltd., Class A	7,364,700	6,035,806
Industrial & Commercial Bank of China Ltd., Class H	127,008,000	83,381,949
Industrial Bank Co. Ltd., Class A	2,822,400	10,260,290
Ping An Bank Co. Ltd., Class A	2,601,955	9,905,744
Postal Savings Bank of China Co. Ltd., Class A	3,748,500	3,303,185
Postal Savings Bank of China Co. Ltd., Class H(b)	17,640,000	12,713,074
Shanghai Pudong Development Bank Co. Ltd., Class A	4,057,298	6,553,305
		589,367,506
Beverages — 2.4%
Anhui Gujing Distillery Co. Ltd., Class A	44,196	1,702,496
Anhui Gujing Distillery Co. Ltd., Class B	265,030	3,636,051
China Resources Beer Holdings Co. Ltd.	3,282,000	29,476,199
Chongqing Brewery Co. Ltd., Class A(a)	88,200	2,399,330
Jiangsu King's Luck Brewery JSC Ltd., Class A	220,603	2,066,553
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	220,576	7,558,549
JiuGui Liquor Co. Ltd., Class A	44,000	1,709,419
Kweichow Moutai Co. Ltd., Class A	169,604	59,202,336
Luzhou Laojiao Co. Ltd., Class A	176,400	7,639,665
Nongfu Spring Co. Ltd., Class H(a)(b)(d)	882,000	5,216,844
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	88,000	1,711,385
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	132,376	9,655,234
Sichuan Swellfun Co. Ltd., Class A	88,200	1,769,776
Tsingtao Brewery Co. Ltd., Class A	88,263	1,457,309
Tsingtao Brewery Co. Ltd., Class H	1,214,000	13,265,198
Wuliangye Yibin Co. Ltd., Class A	543,077	26,963,779
		175,430,123
Biotechnology — 1.8%
3SBio Inc.(a)(b)	2,866,500	3,470,161
Akeso Inc.(a)(b)	441,000	3,674,707
BeiGene Ltd., ADR(a)	102,753	36,837,978
Beijing Tiantan Biological Products Corp. Ltd., Class A	220,572	1,184,085
BGI Genomics Co. Ltd., Class A	88,299	1,788,945
Burning Rock Biotech Ltd., ADR(a)	96,579	2,614,394
Chongqing Zhifei Biological Products Co. Ltd., Class A	220,540	6,778,844
Hualan Biological Engineering Inc., Class A	262,372	1,667,684
I-Mab, ADR(a)	71,442	5,791,803
Innovent Biologics Inc.(a)(b)	2,646,000	32,024,699
Jinyu Bio-Technology Co. Ltd., Class A	154,000	489,312
Shanghai RAAS Blood Products Co. Ltd., Class A	1,190,700	1,433,024

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Shenzhen Kangtai Biological Products Co. Ltd., Class A	88,255	$2,480,964
Walvax Biotechnology Co. Ltd., Class A	220,597	2,437,076
Zai Lab Ltd., ADR(a)(d)	169,344	30,085,655
		132,759,331
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	264,670	1,917,652
China Lesso Group Holdings Ltd.	2,646,000	6,966,879
Guangdong Kinlong Hardware Products Co. Ltd., Class A	44,000	1,249,452
		10,133,983
Capital Markets — 1.7%
Changjiang Securities Co. Ltd., Class A	1,278,936	1,563,959
China Cinda Asset Management Co. Ltd., Class H	18,081,000	3,866,539
China Everbright Ltd.	1,764,000	2,232,357
China Galaxy Securities Co. Ltd., Class A	638,000	1,121,507
China Galaxy Securities Co. Ltd., Class H	8,158,500	5,118,692
China Huarong Asset Management Co. Ltd., Class H(b)(c)	20,400,000	2,681,132
China International Capital Corp. Ltd., Class H(b)	3,528,000	10,415,453
China Merchants Securities Co. Ltd., Class A	1,014,368	3,288,034
CITIC Securities Co. Ltd., Class A	1,499,475	6,160,540
CITIC Securities Co. Ltd., Class H	5,071,500	14,023,043
CSC Financial Co. Ltd., Class A	617,499	3,305,885
Dongxing Securities Co. Ltd., Class A	617,494	1,108,042
East Money Information Co. Ltd., Class A	1,481,781	7,425,876
Everbright Securities Co. Ltd., Class A	529,299	1,398,250
First Capital Securities Co. Ltd., Class A	705,689	793,090
Founder Securities Co. Ltd., Class A(a)	1,455,399	2,324,502
GF Securities Co. Ltd., Class A	869,699	2,189,440
GF Securities Co. Ltd., Class H	2,822,400	4,035,714
Guosen Securities Co. Ltd., Class A	1,058,433	1,865,422
Guotai Junan Securities Co. Ltd., Class A	1,190,743	3,352,855
Guoyuan Securities Co. Ltd., Class A	793,860	1,008,669
Haitong Securities Co. Ltd., Class A	1,367,159	2,517,030
Haitong Securities Co. Ltd., Class H	6,174,000	5,893,270
Hithink RoyalFlush Information Network Co. Ltd., Class A	75,887	1,426,501
Huatai Securities Co. Ltd., Class A	1,234,893	3,336,692
Huatai Securities Co. Ltd., Class H(b)	3,175,200	4,920,446
Huaxi Securities Co. Ltd., Class A	661,573	1,049,509
Industrial Securities Co. Ltd., Class A	1,058,440	1,847,093
Noah Holdings Ltd., ADR(a)(d)	75,852	3,457,334
Orient Securities Co. Ltd., Class A	1,014,364	1,694,192
Pacific Securities Co. Ltd. (The), Class A(a)	1,136,693	656,477
SDIC Capital Co. Ltd., Class A	749,778	1,638,804
Sealand Securities Co. Ltd., Class A	1,367,160	955,454
Shanxi Securities Co. Ltd., Class A	751,421	835,870
Shenwan Hongyuan Group Co. Ltd., Class A	3,792,639	2,858,390
Sinolink Securities Co. Ltd., Class A	485,126	1,026,068
SooChow Securities Co. Ltd., Class A	705,650	973,342
Up Fintech Holding Ltd., ADR(a)	177,723	4,050,307
Western Securities Co. Ltd., Class A	1,014,330	1,407,178
Zheshang Securities Co. Ltd., Class A	573,300	1,199,938
		121,022,896
Chemicals — 0.5%
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A	132,000	1,942,342
Hengli Petrochemical Co. Ltd., Class A	837,910	3,592,862
Security	Shares	Value

Chemicals (continued)
Hengyi Petrochemical Co. Ltd., Class A	749,776	$1,473,697
Huafon Chemical Co. Ltd., Class A	748,000	1,456,900
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd., Class A	1,364,000	1,211,746
Jiangsu Eastern Shenghong Co. Ltd., Class A	440,000	1,198,117
Kingfa Sci & Tech Co. Ltd., Class A	440,000	1,562,777
Lomon Billions Group Co. Ltd., Class A	352,800	1,889,629
Ningxia Baofeng Energy Group Co. Ltd., Class A	968,000	2,164,455
Rongsheng Petrochemical Co. Ltd., Class A	970,295	4,037,647
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	397,770	1,756,699
Shandong Sinocera Functional Material Co. Ltd., Class A	176,000	1,444,040
Shanghai Putailai New Energy Technology Co. Ltd., Class A	132,000	2,155,717
Skshu Paint Co. Ltd., Class A	44,000	1,632,759
Tongkun Group Co. Ltd., Class A	396,976	1,330,447
Transfar Zhilian Co. Ltd., Class A	1,102,593	1,120,255
Wanhua Chemical Group Co. Ltd., Class A	441,073	7,548,340
Zhejiang Longsheng Group Co. Ltd., Class A	793,871	1,777,058
		39,295,487
Commercial Services & Supplies — 0.8%
A-Living Smart City Services Co. Ltd.(b)	992,250	4,789,185
Beijing Originwater Technology Co. Ltd., Class A	882,097	996,886
China Everbright Environment Group Ltd.	8,379,148	5,040,442
Country Garden Services Holdings Co. Ltd.	3,226,000	33,483,065
Ever Sunshine Lifestyle Services Group Ltd.	1,452,000	4,056,691
Greentown Service Group Co. Ltd.	3,528,000	5,608,598
Shanghai M&G Stationery Inc., Class A	132,300	1,753,572
		55,728,439
Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.(d)	1,544,500	10,157,986
Fiberhome Telecommunication Technologies Co. Ltd., Class A	210,477	599,062
Guangzhou Haige Communications Group Inc. Co., Class A	705,684	1,115,835
Yealink Network Technology Corp. Ltd., Class A	117,694	1,418,633
Zhongji Innolight Co. Ltd., Class A	132,397	857,849
ZTE Corp., Class A	514,456	2,547,836
ZTE Corp., Class H	1,764,040	4,824,079
		21,521,280
Construction & Engineering — 0.6%
China Communications Services Corp. Ltd., Class H	5,292,800	2,230,086
China Conch Venture Holdings Ltd.	3,748,500	17,260,534
China Gezhouba Group Co. Ltd., Class A	1,102,591	1,226,074
China National Chemical Engineering Co. Ltd., Class A	912,195	905,308
China Railway Group Ltd., Class A	3,483,998	2,954,401
China Railway Group Ltd., Class H	8,379,000	4,423,096
China State Construction Engineering Corp. Ltd., Class A	5,997,698	4,613,022
China State Construction International Holdings Ltd.	4,410,000	3,130,219
Metallurgical Corp. of China Ltd., Class A	3,572,100	1,703,731
Power Construction Corp. of China Ltd., Class A	3,042,997	1,867,414
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	617,468	850,768
		41,164,653
Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., Class A	605,091	4,670,632
Anhui Conch Cement Co. Ltd., Class H	2,646,000	16,551,886

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	220,544	$2,175,718
China Jushi Co. Ltd., Class A	661,506	1,697,888
China National Building Material Co. Ltd., Class H	8,820,000	11,793,712
China Resources Cement Holdings Ltd.	5,292,000	5,618,856
Tangshan Jidong Cement Co. Ltd., Class A	441,068	975,980
		43,484,672
Consumer Finance — 0.1%
360 DigiTech Inc., ADR(a)	190,071	5,335,293
Lufax Holding Ltd., ADR(a)(d)	400,428	4,881,217
		10,216,510
Containers & Packaging — 0.0%
Yunnan Energy New Material Co. Ltd., Class A	132,300	3,703,151

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,808,103	2,049,489

Diversified Consumer Services — 1.2%
China East Education Holdings Ltd.(b)	1,323,000	2,885,707
China Education Group Holdings Ltd.	1,764,000	4,558,364
China Yuhua Education Corp. Ltd.(b)	3,528,000	3,515,262
GSX Techedu Inc., ADR(a)(d)	275,184	5,101,911
New Oriental Education & Technology Group Inc., ADR(a)	3,449,600	35,289,408
Offcn Education Technology Co. Ltd., Class A	352,805	1,381,607
TAL Education Group, ADR(a)(d)	928,746	37,121,978
		89,854,237
Diversified Financial Services — 0.1%
Avic Capital Co. Ltd., Class A	1,546,582	968,035
Far East Horizon Ltd.	3,969,000	4,339,459
		5,307,494
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(b)	97,902,000	13,375,899

Electrical Equipment — 0.7%
Contemporary Amperex Technology Co. Ltd., Class A	308,771	21,082,719
Eve Energy Co. Ltd., Class A	273,036	4,776,725
Fangda Carbon New Material Co. Ltd., Class A(a)	705,647	957,941
Gotion High-tech Co. Ltd., Class A(a)	220,000	1,242,719
Hongfa Technology Co. Ltd., Class A	132,300	1,174,801
NARI Technology Co. Ltd., Class A	703,398	3,445,043
Sungrow Power Supply Co. Ltd., Class A	199,800	3,051,059
Sunwoda Electronic Co. Ltd., Class A	298,798	1,403,109
TBEA Co. Ltd., Class A	618,857	1,162,335
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	705,620	1,358,739
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(d)	1,764,120	3,007,031
Zhejiang Chint Electrics Co. Ltd., Class A	441,068	2,233,272
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,234,800	5,991,559
		50,887,052
Electronic Equipment, Instruments & Components — 1.5%
AAC Technologies Holdings Inc.(d)	1,543,500	9,394,392
AVIC Jonhon Optronic Technology Co. Ltd., Class A	176,498	2,141,127
BOE Technology Group Co. Ltd., Class A	4,851,000	4,825,444
Chaozhou Three-Circle Group Co. Ltd., Class A	308,700	1,807,061
Foxconn Industrial Internet Co. Ltd., Class A	1,190,796	2,327,063
GoerTek Inc., Class A	485,100	2,972,988
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	88,219	1,817,204
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Kingboard Holdings Ltd.	1,543,500	$8,213,111
Kingboard Laminates Holdings Ltd.	2,205,000	4,706,592
Lens Technology Co. Ltd., Class A	705,688	3,241,202
Lingyi iTech Guangdong Co., Class A	1,190,700	1,598,318
Luxshare Precision Industry Co. Ltd., Class A	970,224	5,955,529
Maxscend Microelectronics Co. Ltd., Class A	34,020	2,283,026
Raytron Technology Co. Ltd., Class A	71,280	1,120,297
Shengyi Technology Co. Ltd., Class A	396,900	1,429,943
Shennan Circuits Co. Ltd., Class A	61,724	841,306
Sunny Optical Technology Group Co. Ltd.	1,587,600	40,436,963
Tianma Microelectronics Co. Ltd., Class A	386,999	842,279
Unisplendour Corp. Ltd., Class A	485,120	1,539,581
Universal Scientific Industrial Shanghai Co. Ltd., Class A	252,700	655,210
Wingtech Technology Co. Ltd., Class A	176,400	2,432,750
Wuhan Guide Infrared Co. Ltd., Class A	259,761	1,558,035
WUS Printed Circuit Kunshan Co. Ltd., Class A	441,099	1,064,398
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	88,298	1,331,425
Zhejiang Dahua Technology Co. Ltd., Class A	529,200	1,926,020
		106,461,264
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,410,000	4,146,563
Offshore Oil Engineering Co. Ltd., Class A	695,698	481,191
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	132,392	833,019
		5,460,773
Entertainment — 2.7%
Alibaba Pictures Group Ltd.(a)(d)	30,870,000	4,135,770
Beijing Enlight Media Co. Ltd., Class A	475,198	945,805
Beijing Kunlun Tech Co. Ltd., Class A	220,561	663,877
Bilibili Inc., ADR(a)(d)	362,502	38,852,964
DouYu International Holdings Ltd., ADR(a)	220,500	1,741,950
Giant Network Group Co. Ltd., Class A	617,471	1,345,564
HUYA Inc., ADR(a)(d)	182,133	2,786,635
iQIYI Inc., ADR(a)(d)	639,891	9,124,846
Mango Excellent Media Co. Ltd., Class A	264,680	3,078,006
NetEase Inc., ADR	901,845	106,354,581
Perfect World Co. Ltd., Class A	329,100	1,103,128
Tencent Music Entertainment Group, ADR(a)	1,498,959	23,593,615
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	352,800	1,344,105
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,234,898	1,280,723
		196,351,569
Food & Staples Retailing — 0.1%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	132,564	1,564,657
Shanghai Bailian Group Co. Ltd., Class A	264,000	922,856
Sun Art Retail Group Ltd.	4,410,000	3,347,462
Yifeng Pharmacy Chain Co. Ltd., Class A	109,491	1,529,700
Yonghui Superstores Co. Ltd., Class A	1,940,434	1,745,705
		9,110,380
Food Products — 1.9%
Angel Yeast Co. Ltd., Class A	132,324	1,337,471
Beijing Dabeinong Technology Group Co. Ltd., Class A	705,600	908,846
China Feihe Ltd.(b)	7,938,000	22,240,586
China Huishan Dairy Holdings Co. Ltd.(a)(c)	1,366,667	2
China Mengniu Dairy Co. Ltd.	7,056,000	42,810,465
Chongqing Fuling Zhacai Group Co. Ltd., Class A	23	147
Dali Foods Group Co. Ltd.(b)	4,630,500	2,899,693
Foshan Haitian Flavouring & Food Co. Ltd., Class A	485,115	10,482,991
Fu Jian Anjoy Foods Co. Ltd., Class A	44,000	1,709,222

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Guangdong Haid Group Co. Ltd., Class A	254,597	$3,169,161
Henan Shuanghui Investment & Development Co. Ltd., Class A	448,708	2,487,447
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	837,925	5,344,761
Jiangxi Zhengbang Technology Co. Ltd., Class A	573,300	1,140,255
Juewei Food Co. Ltd., Class A	88,200	1,189,842
Muyuan Foods Co. Ltd., Class A	529,240	7,421,966
New Hope Liuhe Co. Ltd., Class A	661,599	1,585,401
Tingyi Cayman Islands Holding Corp.	4,410,000	8,375,278
Tongwei Co. Ltd., Class A	617,499	3,907,627
Uni-President China Holdings Ltd.	3,087,000	3,334,573
Want Want China Holdings Ltd.	11,025,000	8,197,065
Wens Foodstuffs Group Co. Ltd., Class A	1,234,816	2,714,026
Yihai International Holding Ltd.(d)	1,079,000	8,630,460
Yihai Kerry Arawana Holdings Co. Ltd., Class A	176,400	2,557,012
		142,444,297
Gas Utilities — 1.1%
Beijing Enterprises Holdings Ltd.	1,102,500	3,819,812
China Gas Holdings Ltd.	6,879,600	25,677,503
China Resources Gas Group Ltd.	2,176,000	13,590,707
ENN Energy Holdings Ltd.	1,764,000	32,451,188
Kunlun Energy Co. Ltd.	8,820,000	6,660,970
		82,200,180
Health Care Equipment & Supplies — 0.7%
Autobio Diagnostics Co. Ltd., Class A	44,556	621,784
Intco Medical Technology Co. Ltd., Class A	44,000	982,759
Jafron Biomedical Co. Ltd., Class A	132,320	1,799,290
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	195,500	927,568
Lepu Medical Technology Beijing Co. Ltd., Class A	264,600	1,385,189
Microport Scientific Corp.(d)	1,323,000	11,068,465
Ovctek China Inc., Class A	123,240	1,962,463
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,660,000	12,496,423
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	176,495	13,429,038
Venus MedTech Hangzhou Inc., Class H(a)(b)	441,000	4,060,211
		48,733,190
Health Care Providers & Services — 0.5%
Aier Eye Hospital Group Co. Ltd., Class A	573,369	7,573,616
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	78,294	1,867,971
Huadong Medicine Co. Ltd., Class A	264,680	2,203,281
Jinxin Fertility Group Ltd.(b)	3,048,000	8,781,424
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	617,481	1,132,274
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	350,564	1,281,226
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,719,900	3,888,280
Sinopharm Group Co. Ltd., Class H	2,998,800	10,195,452
Topchoice Medical Corp., Class A(a)	44,100	2,437,217
		39,360,741
Health Care Technology — 0.5%
Alibaba Health Information Technology Ltd.(a)(d)	8,820,000	21,907,993
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	1,014,300	11,896,710
Winning Health Technology Group Co. Ltd., Class A	388,956	1,014,640
		34,819,343
Hotels, Restaurants & Leisure — 1.5%
Haidilao International Holding Ltd.(b)	2,205,000	12,706,969
Huazhu Group Ltd., ADR(a)	401,310	22,942,893
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Jiumaojiu International Holdings Ltd.(a)(b)	1,764,000	$6,988,128
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,278,938	1,677,241
Songcheng Performance Development Co. Ltd., Class A	441,077	1,229,434
Yum China Holdings Inc.	945,063	63,924,061
		109,468,726
Household Durables — 0.6%
Ecovacs Robotics Co. Ltd., Class A(a)	88,000	2,525,518
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	132,000	662,357
Haier Smart Home Co. Ltd., Class A	926,146	4,390,291
Haier Smart Home Co. Ltd., Class H(a)	4,321,800	18,193,718
Huizhou Desay Sv Automotive Co. Ltd., Class A	88,000	1,541,195
Jason Furniture Hangzhou Co. Ltd., Class A	132,300	1,671,539
Midea Group Co. Ltd., Class A	485,100	6,186,288
NavInfo Co. Ltd., Class A	529,218	1,167,722
Oppein Home Group Inc., Class A	60,420	1,408,322
Suofeiya Home Collection Co. Ltd., Class A	88,214	382,903
TCL Technology Group Corp., Class A	2,072,700	2,636,598
Zhejiang Supor Co. Ltd., Class A	132,396	1,474,928
		42,241,379
Household Products — 0.0%
Vinda International Holdings Ltd.(d)	882,000	2,800,585

Independent Power and Renewable Electricity Producers — 0.6%
CGN Power Co. Ltd., Class H(b)	21,168,000	4,663,768
China Longyuan Power Group Corp. Ltd., Class H	7,480,000	10,576,565
China National Nuclear Power Co. Ltd., Class A	2,469,676	2,022,863
China Power International Development Ltd.	8,379,000	2,105,695
China Resources Power Holdings Co. Ltd.	4,410,000	5,682,030
China Yangtze Power Co. Ltd., Class A	3,042,941	9,502,381
Huaneng Power International Inc., Class A	988,000	653,896
Huaneng Power International Inc., Class H	8,820,000	3,161,167
SDIC Power Holdings Co. Ltd., Class A	1,014,396	1,539,601
Shenergy Co. Ltd., Class A.	1,014,355	971,719
Shenzhen Energy Group Co. Ltd., Class A	573,380	1,068,960
Sichuan Chuantou Energy Co. Ltd., Class A	698,062	1,289,178
		43,237,823
Industrial Conglomerates — 0.3%
CITIC Ltd.	12,789,000	14,787,270
Fosun International Ltd.	5,733,000	9,297,363
		24,084,633
Insurance — 3.8%
China Life Insurance Co. Ltd., Class A	441,080	2,527,923
China Life Insurance Co. Ltd., Class H	16,317,000	34,444,645
China Pacific Insurance Group Co. Ltd., Class A	970,247	5,256,413
China Pacific Insurance Group Co. Ltd., Class H	5,909,400	22,233,574
China Taiping Insurance Holdings Co. Ltd.	3,616,324	6,669,327
New China Life Insurance Co. Ltd., Class A	345,424	2,769,529
New China Life Insurance Co. Ltd., Class H	1,719,900	6,438,485
People's Insurance Co. Group of China Ltd. (The), Class H	16,758,000	6,197,236
PICC Property & Casualty Co. Ltd., Class H	14,994,462	14,326,368
Ping An Insurance Group Co. of China Ltd., Class A	1,543,543	17,443,091
Ping An Insurance Group Co. of China Ltd., Class H	14,112,000	153,421,100
ZhongAn Online P&C Insurance Co. Ltd.,
Class H(a)(b)(d)	1,102,500	5,678,444
		277,406,135

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 16.5%
Autohome Inc., ADR	154,350	$11,895,755
Baidu Inc., ADR(a)	604,611	118,667,001
JOYY Inc., ADR(d)	130,977	10,078,680
Kuaishou Technology(a)(b)(d)	617,400	15,475,377
Momo Inc., ADR	365,589	5,129,214
Tencent Holdings Ltd.	12,921,300	1,039,589,444
Weibo Corp., ADR(a)(d)	140,679	7,152,120
		1,207,987,591
Internet & Direct Marketing Retail — 21.9%
Alibaba Group Holding Ltd., ADR(a)	781,654	167,242,690
Alibaba Group Holding Ltd.(a)	27,690,836	753,460,822
Baozun Inc., ADR(a)(d)	140,238	4,864,856
Dada Nexus Ltd., ADR(a)	131,859	3,313,617
HengTen Networks Group Ltd.(a)	7,056,000	6,916,744
JD Health International Inc.(a)(b)(d)	639,450	8,501,304
JD.com Inc., ADR(a)	1,939,518	143,407,961
Meituan, Class B(a)(b)	8,070,300	313,579,306
Pinduoduo Inc., ADR(a)	982,989	122,755,666
Tongcheng-Elong Holdings Ltd.(a)	2,293,200	6,196,812
Trip.com Group Ltd., ADR(a)(d)	1,135,575	47,523,814
Vipshop Holdings Ltd., ADR(a)	1,002,834	23,195,550
		1,600,959,142
IT Services — 0.5%
21Vianet Group Inc., ADR(a)(d)	200,655	4,478,620
Beijing Sinnet Technology Co. Ltd., Class A	441,096	1,066,883
China TransInfo Technology Co. Ltd., Class A	441,047	1,070,658
Chindata Group Holdings Ltd., ADR(a)	192,276	3,114,871
DHC Software Co. Ltd., Class A	793,828	937,519
GDS Holdings Ltd., ADR(a)	199,773	15,026,925
Kingsoft Cloud Holdings Ltd., ADR(a)(d)	124,803	4,874,805
TravelSky Technology Ltd., Class H	2,276,000	4,927,704
		35,497,985
Life Sciences Tools & Services — 2.3%
Genscript Biotech Corp.(a)(d)	2,696,000	10,577,815
Hangzhou Tigermed Consulting Co. Ltd., Class A	44,137	1,217,226
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	284,500	5,905,466
Pharmaron Beijing Co. Ltd., Class A	88,000	2,498,114
Pharmaron Beijing Co. Ltd., Class H(b)	308,700	7,389,507
WuXi AppTec Co. Ltd., Class A	308,770	8,127,753
WuXi AppTec Co. Ltd., Class H(b)	740,881	15,850,528
Wuxi Biologics Cayman Inc., New(a)(b)	7,497,000	117,257,715
		168,824,124
Machinery — 0.7%
China CSSC Holdings Ltd., Class A(a)	572,000	1,546,163
China Shipbuilding Industry Co. Ltd., Class A(a)	3,736,194	2,443,887
Haitian International Holdings Ltd.	1,323,000	4,624,355
Hefei Meiya Optoelectronic Technology Inc., Class A	130,023	1,024,614
Jiangsu Hengli Hydraulic Co. Ltd., Class A	194,204	2,436,818
Sany Heavy Equipment International Holdings Co. Ltd.	2,646,000	2,939,755
Sany Heavy Industry Co. Ltd., Class A	1,190,709	5,683,682
Shenzhen Inovance Technology Co. Ltd., Class A	250,387	3,887,632
Sinotruk Hong Kong Ltd.	1,543,500	3,614,288
Weichai Power Co. Ltd., Class A	811,368	2,276,424
Weichai Power Co. Ltd., Class H	4,410,000	9,914,087
Wuxi Shangji Automation Co. Ltd., Class A	44,000	1,082,612
XCMG Construction Machinery Co. Ltd., Class A	1,375,899	1,451,957
Yutong Bus Co. Ltd., Class A	485,199	1,013,922
Zhejiang Dingli Machinery Co. Ltd., Class A	105,605	1,073,752
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	573,387	2,013,448
Security	Shares	Value

Machinery (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,058,416	$1,793,046
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,263,400	3,935,491
		52,755,933
Marine — 0.2%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,323,000	4,459,351
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	5,733,000	12,064,891
		16,524,242
Media — 0.2%
China Literature Ltd.(a)(b)(d)	882,000	9,256,503
Focus Media Information Technology Co. Ltd., Class A	2,072,738	3,341,969
Oriental Pearl Group Co. Ltd., Class A	1,146,687	1,609,880
		14,208,352
Metals & Mining — 1.3%
Aluminum Corp. of China Ltd., Class A(a)	2,072,700	1,707,264
Aluminum Corp. of China Ltd., Class H(a)	8,820,000	5,193,522
Baoshan Iron & Steel Co. Ltd., Class A	3,175,277	3,946,665
China Hongqiao Group Ltd.	5,071,500	8,167,282
China Molybdenum Co. Ltd., Class A	2,690,100	2,462,763
China Molybdenum Co. Ltd., Class H	6,615,000	4,560,025
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	573,300	1,982,305
Ganfeng Lithium Co. Ltd., Class A	176,495	3,599,865
Ganfeng Lithium Co. Ltd., Class H(b)	352,800	5,310,088
GEM Co. Ltd., Class A	748,000	1,327,458
Hunan Valin Steel Co. Ltd., Class A	968,000	1,038,990
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	6,703,292	1,731,779
Jiangsu Shagang Co. Ltd., Class A	396,900	597,185
Jiangxi Copper Co. Ltd., Class H	2,646,000	6,268,770
MMG Ltd.(a)	5,292,000	3,087,624
Shandong Gold Mining Co. Ltd., Class A	396,991	1,336,055
Shandong Gold Mining Co. Ltd., Class H(b)(d)	1,874,250	4,114,030
Shandong Nanshan Aluminum Co. Ltd., Class A	1,936,000	1,225,229
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,190,700	1,239,031
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,910,600	1,324,052
Yunnan Aluminium Co. Ltd., Class A(a)	484,000	1,059,421
Zhaojin Mining Industry Co. Ltd., Class H	2,866,500	3,094,160
Zhejiang Huayou Cobalt Co. Ltd., Class A	166,498	2,714,680
Zijin Mining Group Co. Ltd., Class A	3,042,900	5,394,350
Zijin Mining Group Co. Ltd., Class H	12,348,000	19,364,195
		91,846,788
Oil, Gas & Consumable Fuels — 1.2%
China Merchants Energy Shipping Co. Ltd., Class A	1,102,596	921,713
China Petroleum & Chemical Corp., Class A	3,219,388	2,238,285
China Petroleum & Chemical Corp., Class H	54,685,000	29,042,887
China Shenhua Energy Co. Ltd., Class A	793,805	2,495,862
China Shenhua Energy Co. Ltd., Class H	7,717,500	17,478,473
Perennial Energy Holdings Ltd.	2,205,000	856,043
PetroChina Co. Ltd., Class A	2,822,490	2,050,870
PetroChina Co. Ltd., Class H	48,510,000	19,836,814
Shaanxi Coal Industry Co. Ltd., Class A	1,543,588	2,886,344
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	485,100	791,408
Shanxi Meijin Energy Co. Ltd., Class A(a)	661,500	779,997
Yanzhou Coal Mining Co. Ltd., Class A	352,803	750,958
Yanzhou Coal Mining Co. Ltd., Class H	3,528,000	4,705,786
		84,835,440

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	3,087,000	$2,693,880
Nine Dragons Paper Holdings Ltd.	3,528,000	5,323,763
		8,017,643
Personal Products — 0.1%
By-Health Co. Ltd., Class A	264,600	1,517,663
Hengan International Group Co. Ltd.	1,323,000	8,868,860
Shanghai Jahwa United Co. Ltd., Class A	88,200	814,439
		11,200,962
Pharmaceuticals — 2.1%
Asymchem Laboratories Tianjin Co. Ltd., Class A	37,300	2,190,745
Betta Pharmaceuticals Co. Ltd., Class A	78,298	1,393,002
CanSino Biologics Inc., Class H(a)(b)(d)	176,400	7,805,524
Changchun High & New Technology Industry Group Inc., Class A	68,896	4,451,453
China Medical System Holdings Ltd.	3,087,000	7,920,624
China Resources Pharmaceutical Group Ltd.(b)	3,528,000	2,530,770
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	264,694	1,084,625
China Traditional Chinese Medicine Holdings Co. Ltd.	6,174,000	3,984,802
CSPC Pharmaceutical Group Ltd.	20,286,400	31,867,485
Dong-E-E-Jiao Co. Ltd., Class A	132,688	761,107
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	352,895	1,790,975
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	2,646,000	11,535,574
Humanwell Healthcare Group Co. Ltd., Class A	176,000	782,837
Hutchmed China Ltd., ADR(a)	169,344	5,037,984
Jiangsu Hengrui Medicine Co. Ltd., Class A	749,792	10,186,636
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	389,362	901,918
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	132,365	891,208
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	264,684	2,888,183
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,102,500	9,175,517
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(a)	176,400	970,950
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	176,400	807,508
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	264,665	924,929
Sino Biopharmaceutical Ltd.	23,373,000	26,266,450
SSY Group Ltd.	3,528,000	2,345,070
Yunnan Baiyao Group Co. Ltd., Class A	176,432	3,486,992
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	88,309	5,336,870
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	220,546	734,243
Zhejiang NHU Co. Ltd., Class A	441,095	2,217,247
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	82,006	885,137
		151,156,365
Professional Services — 0.1%
51job Inc., ADR(a)	67,914	4,868,076

Real Estate Management & Development — 4.2%
Agile Group Holdings Ltd.	2,646,000	3,760,942
China Aoyuan Group Ltd.	2,646,000	3,103,123
China Evergrande Group.	4,410,000	6,610,992
China Fortune Land Development Co. Ltd., Class A	793,895	677,514
China Jinmao Holdings Group Ltd.	12,348,000	4,772,537
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,411,233	2,573,972
Security	Shares	Value

Real Estate Management & Development (continued)
China Overseas Land & Investment Ltd.	8,599,500	$20,579,990
China Overseas Property Holdings Ltd.	2,205,000	2,361,670
China Resources Land Ltd.	7,216,665	33,818,997
China Resources Mixc Lifestyle Services Ltd.(a)(b)	793,800	4,771,600
China Vanke Co. Ltd., Class A	1,455,309	6,110,949
China Vanke Co. Ltd., Class H	3,660,331	12,667,024
CIFI Holdings Group Co. Ltd.	7,056,000	6,166,969
Country Garden Holdings Co. Ltd.(d)	17,199,727	21,794,684
Financial Street Holdings Co. Ltd., Class A	705,659	855,159
Gemdale Corp., Class A	750,797	1,268,015
Greenland Holdings Corp. Ltd., Class A	1,367,167	1,251,804
Greentown China Holdings Ltd.	1,984,500	2,265,075
Guangzhou R&F Properties Co. Ltd., Class H	3,528,000	4,780,929
Hopson Development Holdings Ltd.	1,455,300	7,160,102
Jinke Properties Group Co. Ltd., Class A	927,381	879,339
Kaisa Group Holdings Ltd.	6,615,000	3,044,032
KE Holdings Inc., ADR(a)	796,887	41,350,466
KWG Group Holdings Ltd.	2,866,500	4,410,696
Logan Group Co. Ltd.	3,087,000	4,963,156
Longfor Group Holdings Ltd.(b)	3,969,000	23,234,999
Poly Developments and Holdings Group Co. Ltd., Class A	1,719,975	3,658,553
Poly Property Services Co. Ltd., Class H	264,600	2,130,697
Powerlong Real Estate Holdings Ltd.	3,087,000	3,015,982
RiseSun Real Estate Development Co. Ltd., Class A	1,367,130	1,352,020
Seazen Group Ltd.	5,292,000	6,081,874
Seazen Holdings Co. Ltd., Class A	308,764	2,358,757
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,776,092	2,409,553
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	441,009	1,338,002
Shenzhen Investment Ltd.	7,056,000	2,506,692
Shimao Group Holdings Ltd.	2,646,000	7,506,264
Shimao Services Holdings Ltd.(b)	1,323,000	3,666,672
Sunac China Holdings Ltd.	5,733,000	21,156,031
Sunac Services Holdings Ltd.(a)(b)	1,323,000	4,140,290
Wharf Holdings Ltd. (The)	3,087,000	10,656,545
Yuexiu Property Co. Ltd.	14,994,000	3,727,045
Zhenro Properties Group Ltd.(d)	3,087,000	1,964,950
Zhongtian Financial Group Co. Ltd., Class A(a)	1,543,591	696,732
		303,601,394
Road & Rail — 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	5,744,900	5,226,203
Daqin Railway Co. Ltd., Class A	2,067,300	2,226,882
		7,453,085
Semiconductors & Semiconductor Equipment — 1.0%
Daqo New Energy Corp., ADR(a)	116,865	8,692,419
Flat Glass Group Co. Ltd., Class H	882,000	2,721,186
GCL System Integration Technology Co. Ltd., Class A(a)	1,102,545	508,865
Gigadevice Semiconductor Beijing Inc., Class A	98,287	2,095,367
Hangzhou First Applied Material Co. Ltd., Class A	132,000	1,694,944
Hangzhou Silan Microelectronics Co. Ltd., Class A	176,400	1,100,499
Hua Hong Semiconductor Ltd.(a)(b)	1,323,000	7,092,745
Ingenic Semiconductor Co. Ltd., Class A(a)	88,000	1,200,394
JCET Group Co. Ltd., Class A(a)	264,000	1,440,132
LONGi Green Energy Technology Co. Ltd., Class A	529,204	8,514,709
NAURA Technology Group Co. Ltd., Class A	88,200	2,616,788

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Sanan Optoelectronics Co. Ltd., Class A	661,560	$2,883,209
Shenzhen Goodix Technology Co. Ltd., Class A	88,200	1,773,007
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	529,298	2,398,793
Tianshui Huatian Technology Co. Ltd., Class A	570,229	1,149,334
TongFu Microelectronics Co. Ltd., Class A(a)	259,796	801,268
Unigroup Guoxin Microelectronics Co. Ltd., Class A	80,500	1,763,638
Will Semiconductor Co. Ltd. Shanghai, Class A	132,300	6,279,716
Xinyi Solar Holdings Ltd.	10,584,000	18,988,865
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	220,928	1,498,158
		75,214,036
Software — 1.1%
360 Security Technology Inc., Class A(a)	1,014,300	1,953,997
Agora Inc., ADR(a)	109,368	4,887,656
Beijing E-Hualu Information Technology Co. Ltd., Class A	148,420	607,340
Beijing Shiji Information Technology Co. Ltd., Class A	132,389	766,660
China National Software & Service Co. Ltd., Class A	88,200	799,348
China Youzan Ltd.(a)	31,752,000	6,908,246
Hundsun Technologies Inc., Class A	156,196	2,310,815
Iflytek Co. Ltd., Class A	302,359	2,958,188
Kingdee International Software Group Co. Ltd.(d)	5,733,000	23,296,749
Kingsoft Corp. Ltd.	2,205,000	14,876,936
Ming Yuan Cloud Group Holdings Ltd.(a)	882,000	4,609,581
OneConnect Financial Technology Co. Ltd., ADR(a)	261,072	3,775,101
Sangfor Technologies Inc., Class A	44,100	1,878,100
Shanghai Baosight Software Co. Ltd., Class A	132,300	1,383,119
Thunder Software Technology Co. Ltd., Class A	44,000	1,046,075
Weimob Inc.(a)(b)(d)	3,528,000	8,079,363
Yonyou Network Technology Co. Ltd., Class A	485,112	2,769,569
		82,906,843
Specialty Retail — 0.6%
China Meidong Auto Holdings Ltd.	1,256,000	6,623,716
China Tourism Group Duty Free Corp. Ltd., Class A	264,689	13,953,936
GOME Retail Holdings Ltd.(a)(d)	26,901,000	4,294,732
Suning.com Co. Ltd., Class A	1,896,371	2,029,766
Topsports International Holdings Ltd.(b)	3,528,000	5,369,494
Zhongsheng Group Holdings Ltd.	1,323,000	11,378,845
		43,650,489
Technology Hardware, Storage & Peripherals — 2.0%
China Greatwall Technology Group Co. Ltd., Class A	441,000	1,061,197
GRG Banking Equipment Co. Ltd., Class A	441,000	838,565
Inspur Electronic Information Industry Co. Ltd., Class A	234,780	1,080,766
Lenovo Group Ltd.	16,758,000	20,100,213
Ninestar Corp., Class A	264,626	1,095,316
Shenzhen Kaifa Technology Co. Ltd., Class A	259,604	733,971
Xiaomi Corp., Class B(a)(b)	32,193,000	121,559,829
		146,469,857
Textiles, Apparel & Luxury Goods — 2.1%
ANTA Sports Products Ltd.	2,501,000	51,098,711
Bosideng International Holdings Ltd.(d)	7,056,000	3,906,676
Li Ning Co. Ltd.	5,071,500	47,573,251
Shenzhou International Group Holdings Ltd.	1,852,200	47,682,651
		150,261,289
Security	Shares	Value

Tobacco — 0.3%
RLX Technology Inc., ADR(a)(d)	294,588	$3,331,790
Smoore International Holdings Ltd.(b)	2,646,000	18,935,861
		22,267,651
Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A	44,000	635,632
BOC Aviation Ltd.(b)(d)	485,100	4,316,973
		4,952,605
Transportation Infrastructure — 0.3%
Beijing Capital International Airport Co. Ltd., Class H	4,410,000	2,978,003
China Merchants Port Holdings Co. Ltd.	3,528,000	5,736,629
COSCO SHIPPING Ports Ltd.	4,410,000	3,580,111
Guangzhou Baiyun International Airport Co. Ltd., Class A	485,198	885,004
Jiangsu Expressway Co. Ltd., Class H	2,646,000	3,199,744
Shanghai International Airport Co. Ltd., Class A	176,499	1,373,668
Shanghai International Port Group Co. Ltd., Class A	2,205,077	1,627,178
Shenzhen International Holdings Ltd.	2,646,000	4,024,989
Zhejiang Expressway Co. Ltd., Class H	2,646,000	2,297,342
		25,702,668
Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.(d)	10,584,000	4,308,877
Guangdong Investment Ltd.	7,056,000	10,369,556
		14,678,433
Total Common Stocks — 99.6%
(Cost: $5,122,247,381)		7,277,387,977

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	214,455,329	214,584,002

Total Short-Term Investments — 2.9%
(Cost: $214,446,213)		214,584,002

Total Investments in Securities — 102.5%
(Cost: $5,336,693,594)		7,491,971,979
Other Assets, Less Liabilities — (2.5)%		(184,929,102)

Net Assets — 100.0%		$7,307,042,877

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$249,675,557	$—	$(35,007,383	)(a)	$80	$(84,252)	$214,584,002	214,455,329	$1,119,199	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,710,000	—	(2,710,000	)(a)	—	—	—	—	1,992		—
					$80	$(84,252)	$214,584,002		$1,121,191		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	379	06/18/21	$22,787	$335,313

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,404,998,261	$5,863,688,662	$8,701,054	$7,277,387,977
Money Market Funds	214,584,002	—	—	214,584,002
	$1,619,582,263	$5,863,688,662	$8,701,054	$7,491,971,979
Derivative financial instruments(a)
Assets
Futures Contracts	$335,313	$—	$—	$335,313

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company